Non-adjusting events after the reporting period	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure of non-adjusting events after reporting period [abstract]
Non-adjusting events after the reporting period
23	Non-adjusting events after the reporting period
Subsequent to the reporting period, the management of the Group decided to implement a restructuring plan in September 2022 related to its diagnostics business in the United Kingdom (UK) as part of the Group’s new UK strategy to provide clinical care. In connection with the restructuring, the management of the Group has assessed the recoverability of certain assets of the UK diagnostics business and recognized an impairment loss on intangible assets, goodwill, property, plant and equipment with the total charge of

$
24.1
million. In addition, the Company recorded a write-off of prepayment of $
3.5
million in relation to the UK’s diagnostics business. No adjustment has been made in the accompanying interim financial report in this regard.

34	Non-adjusting events after the reporting period

(1)
In March 2022, the Company entered into, among other agreements, a Sponsor Forfeiture and Conversion Agreement and an amendment agreement to the Business Combination Agreement with, among others, PubCo and Artisan.

Pursuant to such agreements, Artisan’s sponsor and the Company’s shareholders will forfeit certain number of Class A ordinary shares in PubCo, and additional Class A ordinary shares are to be issued by PubCo to non-redeeming public shareholders of Artisan as well as the investors participating in the private placement of PubCo’s Class A ordinary shares and warrants in connection with the merger transactions (see note 1).

(2)
After the end of the reporting period, Prenetics HK reached agreements with its bankers for credit facilities in aggregate of $49,500,000. The credit facilities are guaranteed by the Company, charged over certain receivables and bear floating interest rate benchmarking HKD or USD loan interest rates of financial institutions in Hong Kong or United States.